Summary of Changes in Convertible Debt Related Parties Net of Unamortized Discount (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Related Party Transactions	Dec. 31, 2012 Related Party Transactions	Dec. 31, 2011 Related Party Transactions	Mar. 31, 2013 Convertible debt Related Party Transactions	Dec. 31, 2012 Convertible debt Related Party Transactions	Mar. 31, 2013 Convertible debt Related Party Transactions Beneficial Conversion Feature	Dec. 31, 2012 Convertible debt Related Party Transactions Beneficial Conversion Feature	Mar. 31, 2013 Convertible debt Related Party Transactions Warrants Attached to Debt	Dec. 31, 2012 Convertible debt Related Party Transactions Warrants Attached to Debt
Debt Instrument [Line Items]
Balance at beginning of period								$ 58,105
Notes, face value								100,000	630,000
Repayment of Notes	(450,000)			(761,222)				(100,000)
Discount on convertible debt		(3,708,237)	(3,708,237)		(554,783)	(571,895)	0			(21,820)	(230,970)	(30,149)	(356,969)
Amortization of debt discount to interest expense through end of period	(1,237,662)	(104,032)	(6,856,730)	(8,094,392)				69,081	16,044
Balance at end of period								$ 75,217	$ 58,105